As filed with the Securities and Exchange Commission on February 22, 2011

                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                      REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number:  811-05631

                           First Pacific Mutual Fund, Inc.
                 --------------------------------------------------
                  (Exact name of registrant as specified in charter)

                            2756 Woodlawn Drive, Suite #6-201
                                    Honolulu, HI  96822
                ---------------------------------------------------
                 (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                           Drinker Biddle & Reath LLP
                          One Logan Square, Suite 2000
                            Philadelphia, PA  19103
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (808) 988-8088
                                 --------------
                Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30, 2010
                                 ---------------

                   Date of reporting period:  December 31, 2010
                                -----------------









Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))

                        HAWAII MUNICIPAL BONDS - 96.57%

		Hawaii County
			General Obligation Bonds - 2.40%
$  1,000,000                  5.000%,     07/15/22     $    1,064,150
     370,000                  5.000%,     07/15/24            391,793
   1,210,000                  5.000%,     03/01/25          1,286,665
   1,265,000                  5.000%,     03/01/26          1,332,349
                                                            4,074,957

		Hawaii State
			General Obligation Bonds - 2.77%
     530,000                  5.000%,     08/01/20            538,628
   4,000,000                  5.000%,     05/01/27          4,153,680
                                                            4,692,308

			Airport Systems Revenue Bonds - 17.30%
     170,000                  6.900%,     07/01/12            179,110
     345,000                  6.900%,     07/01/12            363,488
   3,000,000                  5.750%,     07/01/15          3,064,260
   2,500,000                  5.750%,     07/01/16          2,549,575
   3,235,000                  5.750%,     07/01/17          3,292,130
   6,000,000                  5.625%,     07/01/18          6,090,540
     855,000                  5.250%,     07/01/21            861,276
  12,780,000                  5.250%,     07/01/27         12,913,168
                                                           29,313,547

		 	Certificates of Participation - State Office Buildings - 5.09%
   1,500,000                  5.000%,     05/01/15          1,663,725
   4,200,000                  5.000%,     05/01/17          4,670,064
   1,150,000                  5.000%,     05/01/18          1,270,681
     500,000                  4.000%,     05/01/19            511,720
     500,000                  4.000%,     05/01/20            501,910
                                                            8,618,100




See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))


			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.41%
$    400,000                  4.950%,     04/01/12     $      411,320
   5,430,000                  5.750%,     12/01/18          5,445,910
     125,000                  6.150%,     01/01/20            125,351
   1,125,000                  5.700%,     07/01/20          1,126,372
     115,000                  5.450%,     11/01/23            115,259
  10,225,000                  5.650%,     10/01/27          9,724,895
   8,085,000                  6.200%,     11/01/29          8,084,192
   2,400,000                  5.100%,     09/01/32          2,097,816
   3,000,000                  4.650%,     03/01/37          2,365,950
                                                           29,497,065

				Chaminade University - 2.22%
      95,000                  4.000%,     01/01/11             95,000
   2,600,000                  5.000%,     01/01/26          2,533,102
   1,270,000                  4.700%,     01/01/31          1,142,022
                                                            3,770,124

				Hawaii Pacific Health - 3.99%
   1,140,000                  5.600%,     07/01/33          1,077,391
   6,000,000                  5.500%,     07/01/40          5,487,240
     200,000                  5.750%,     07/01/40            189,690
                                                            6,754,321

				Hawaii Mid-Pacific Institute - 1.22%
   2,085,000                  5.000%,     01/01/26          2,076,285

				Kapiolani Health Care System - 1.02%
   1,610,000                  6.400%,     07/01/13          1,726,323

				Kuakini Hawaii Health System - 0.34%
     570,000                  6.300%,     07/01/22            571,351

				Kahala Nui - 4.36%
   7,000,000                  8.000%,     11/15/33          7,378,350



See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))

				Wilcox Hospital - 1.24%
$    695,000                  5.250%,     07/01/13     $      695,910
   1,250,000                  5.350%,     07/01/18          1,250,575
     160,000                  5.500%,     07/01/28            155,624
                                                            2,102,109

			Harbor Capital Improvements Revenue Bonds - 4.61%
     150,000                  5.000%,     07/01/12            156,389
   1,580,000                  5.250%,     01/01/16          1,688,277
   1,665,000                  5.375%,     01/01/17          1,763,884
     500,000                  5.500%,     07/01/19            510,445
   2,005,000                  5.250%,     01/01/21          2,033,952
   1,200,000                  5.250%,     01/01/27          1,134,480
     520,000                  5.750%,     07/01/29            524,259
                                                            7,811,686

			Hawaii Health Systems - 1.09%
     468,000                  3.800%,     02/15/13            469,147
   1,370,000                  4.700%,     02/15/19          1,371,041
                                                            1,840,188

			Housing Authority Single Family Mortgage
				Special Purpose Revenue Bonds - 6.46%
     220,000                  4.650%,     07/01/12            225,667
     380,000                  4.800%,     07/01/13            389,439
     110,000                  5.250%,     07/01/13            110,098
   3,355,000                  5.350%,     07/01/18          3,355,839
   3,585,000                  5.400%,     07/01/29          3,585,000
     270,000                  5.750%,     07/01/30            265,650
   2,225,000                  5.375%,     07/01/33          2,217,791
     790,000                  5.000%,     07/01/36            798,027
                                                           10,947,511





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))

				HCDC Rental Housing System Revenue Bonds - 3.68%
$    100,000                  3.700%,     01/01/13     $      101,229
     810,000                  4.750%,     07/01/22            806,452
     600,000                  4.750%,     07/01/23            596,088
     895,000                  5.000%,     07/01/24            898,678
     100,000                  5.000%,     07/01/25            100,274
     990,000                  6.000%,     07/01/26          1,042,401
   1,055,000                  6.000%,     07/01/27          1,102,749
     785,000                  6.000%,     07/01/28            814,022
     750,000                  6.000%,     07/01/29            771,578
                                                            6,233,471

			Department of Hawaiian Homelands - 2.36%
   1,000,000                  5.875%,     04/01/34            991,760
   3,000,000                  6.000%,     04/01/39          3,005,460
                                                            3,997,220

				Hawaiian Homelands - COP Kapolei - 2.64%
     210,000                  3.750%,     11/01/16            221,800
     950,000                  4.125%,     11/01/23            938,306
   3,295,000                  5.000%,     11/01/31          3,307,982
                                                            4,468,088

			University of Hawaii - Revenue Bonds - 6.50%
     100,000                  4.000%,     07/15/16            108,668
   1,000,000                  4.000%,     10/01/17          1,078,940
   1,000,000                  5.000%,     10/01/18          1,135,690
   1,000,000                  5.000%,     10/01/19          1,128,100
   1,500,000                  5.000%,     10/01/23          1,599,915
   3,355,000                  4.500%,     07/15/26          3,405,795
   2,500,000                  5.000%,     07/15/29          2,549,500
                                                           11,006,608










See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))

		Honolulu City & County
			General Obligation Bonds - 1.70%
$  2,000,000                  5.000%,     07/01/23     $    2,091,460
     500,000                  5.000%,     07/01/26            513,735
     275,000                  5.000%,     07/01/31            279,260
                                                            2,884,455

				Waipahu - 1.17%
   1,975,000                  6.900%,     06/20/35          1,977,133

			Water System Revenue Bonds
					Board of Water Supply - 3.08%
   3,550,000                  4.500%,     07/01/23          3,689,906
   1,470,000                  5.000%,     07/01/26          1,535,900
                                                            5,225,806

			Waste System Revenue - 0.12%
     200,000                  5.500%,     07/01/11            204,946

		Kauai County
			General Obligation Bonds - 2.32%
   1,065,000                  5.000%,     08/01/25          1,074,127
   2,780,000                  5.000%,     08/01/27          2,865,735
                                                            3,939,862

			Housing Authority Paanau Project - 0.23%
     395,000                  7.250%,     04/01/12            389,114

		Maui County
			General Obligation Bonds - 1.25%
   1,000,000                  5.000%,     07/01/23          1,060,470
   1,000,000                  5.000%,     07/01/24          1,054,380
                                                            2,114,850

      Total Hawaii Municipal Bonds (Cost $166,434,857)    163,615,778




See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2010 (Unaudited)

	                                                      Value
   Par Value                                              (Note 1 (A))

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%

		Virgin Islands
			Public Finance Authority, Series A - 0.06%
$     90,000                  7.300%,     10/01/18     $      106,410

			Public Finance Authority, Series A - 0.16%
     250,000                  5.000%,     07/01/14            262,580

      Total Virgin Islands Municipal Bonds (Cost $347,356)    368,990



      Total Investments (Cost $166,782,213) (a) 96.79%    163,984,768
      Other Assets Less Liabilities              3.21%      5,446,898
      Net Assets                               100.00%   $169,431,666


  (a)  Aggregate cost for federal income tax purposes is $166,615,931.


At December 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation           $ 1,675,551
                  Gross unrealized (depreciation)          (4,306,713)
                  Net unrealized depreciation             $(2,631,162)















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.





HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2010. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

        Description         Level 1    Level 2        Level 3     Total
        Municipal Bonds      $-0-    $163,984,768      $-0-    $163,984,768

	There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, or settlements on a gross basis relating to Level 3 measurements during the current period presented.



HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of December 31, 2010, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.




Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.









                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  February 17, 2011
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  February 17, 2011
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
     Nora B. Simpson, Treasurer

Date:  February 17, 2011
-------------------------------------